Operating costs and expenses by nature - Summary of Detailed Information about Operating Costs and Expenses by Nature Explanatory (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Operating Costs and Expenses by Nature [Abstract]
Equity-settled listing costs	¥ 0	¥ 1,912,693	¥ 0
Employee benefit expenses	654,617	341,608	112,102
Professional service fee	144,948	66,657	8,787
Market incentives for charging service	231,121	120,461	105,939
Promotion and advertising	42,665	24,844	17,925
Costs of energy solutions revenues	146,401	0	0
Costs of charging services revenues	21,167	21,936	7,965
Traveling, entertainment and general office expenses	27,975	15,879	7,640
Rental, facility and utilities	26,264	12,500	4,277
Depreciation of right-of-use assets	8,160	9,219	6,515
Depreciation of property, plant and equipment	1,186	210	58
Amortization of intangible assets	1,558	167	0
Bandwidth expenses and server custody costs	3,585	4,914	4,331
Payment processing cost	1,067	2,427	3,893
Impairment loss on financial assets and other items under expected credit loss model	74,728	22,042	6,964
Provision for inventories loss	14,409	0	0
Others	11,063	5,058	1,242
Total operating costs and expenses	¥ 1,410,914	¥ 2,560,615	¥ 287,638